Commitments and contingencies: (Details) - Office Lease Space [Member] $ in Thousands	Dec. 31, 2017 MXN ($)
Minimum lease payments payable under non-cancellable operating lease	$ 16,117
Not later than one year [member]
Minimum lease payments payable under non-cancellable operating lease	5,372
Later than one year [member]
Minimum lease payments payable under non-cancellable operating lease	$ 10,745